NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative)	Sep. 22, 2022 shares
Zigi Carmel Initiatives and Investments Ltd. [member] | Former Shareholder [Member] | Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued	7,920,000